Investments: Investments in Debt Securities (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Investments in Debt Securities

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 9,052	$ 5	$ (103)	$ 8,954
Residential mortgage-backed securities	1,598	115	-	1,713

Total debt securities	$ 10,650	$ 120	$ (103)	$ 10,667

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2016 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 9,063	$ 5	$ (638)	$ 8,430
Residential mortgage-backed securities	1,974	135	-	2,109

Total debt securities	$ 11,037	$ 140	$ (638)	$ 10,539